Leases (Details)	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) DWT	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Incremental Borrowing Rate	4.80%	4.80%	4.80%	4.80%
Operating Lease, Weighted Average Remaining Lease Term	1 year 8 months 19 days	1 year 8 months 19 days	1 year 8 months 19 days	1 year 8 months 19 days
Operating Lease, Cost		$ 3,679,000
Operating Lease, Right-of-Use Asset	$ 47,964,000	47,964,000	$ 47,964,000	$ 47,964,000	$ 2,650,000
Vessels time charter-in			6
DWT			3,705,800
Operating Lease, Liability, Current	28,475,000	28,475,000	$ 28,475,000	28,475,000	2,650,000
Operating Lease, Liability, Noncurrent	19,489,000	19,489,000	19,489,000	19,489,000	$ 0
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	7,623,000	7,623,000	7,623,000	7,623,000
Lessee, Operating Lease, Liability, Payments, Due Year Two	29,369,000	29,369,000	29,369,000	29,369,000
Lessee, Operating Lease, Liability, Payments, Due Year Three	12,920,000	12,920,000	12,920,000	12,920,000
Lessee, Operating Lease, Liability, Payments, Due Year Four	0	0	0	0
Lessee, Operating Lease, Liability, Payments, Due Year Five	0	0	0	0
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0	0	0	0
Lessee, Operating Lease, Liability, Payments, Due	49,912,000	49,912,000	49,912,000	49,912,000
Operating Lease Liability, Imputed Interest	(1,948,000)	(1,948,000)	(1,948,000)	(1,948,000)
Operating Lease, Liability	$ 47,964,000	$ 47,964,000	$ 47,964,000	$ 47,964,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months						$ 2,690,000
Operating Lease, Weighted Average Discount Rate, Percent	0.00%	0.00%	0.00%	0.00%
Operating Leases, Future Minimum Payments, Due in Two Years						0
Operating Leases, Future Minimum Payments, Due in Three Years						0
Operating Leases, Future Minimum Payments, Due in Four Years						0
Operating Leases, Future Minimum Payments, Due in Five Years						0
Operating Leases, Future Minimum Payments, Due Thereafter						0
Operating Leases, Future Minimum Payments Due						$ 2,690,000
Variable Lease, Cost		$ 1,994,000
Operating Lease Liability, Cash Paid included in lease liability measurement		$ 0
Number of vessels	60	60	60	60
Number of vessels owned	54	54	54	54
Ocean Tree Phoenix [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in			1
Daily Base Rate	$ 11,000	$ 11,000	$ 11,000	$ 11,000
DWT			62,100	62,100
New Time Charter In, 2019 [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in			5
TCI-Taizhou [Member]
Lessee, Lease, Description [Line Items]
DWT			81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	100.00%	100.00%	100.00%	100.00%
TCI Zhenjiang [Member]
Lessee, Lease, Description [Line Items]
DWT			81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	100.00%	100.00%	100.00%	100.00%
CL Suzhou [Member]
Lessee, Lease, Description [Line Items]
DWT			81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	100.00%	100.00%	100.00%	100.00%
Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
DWT			82,000
Daily Base Rate, Year 1	$ 12,000	$ 12,000	$ 12,000	$ 12,000
Daily Base Rate, Year 2	12,500	12,500	12,500	12,500
Daily Base Rate, Year 3	13,000	13,000	13,000	13,000
Daily Base Rate, Year 4	$ 14,500	$ 14,500	$ 14,500	$ 14,500
Minimum [Member]
Lessee, Lease, Description [Line Items]
DWT | DWT				30,000
Minimum [Member] | Ocean Tree Phoenix [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period	22
Minimum [Member] | TCI-Taizhou [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period	24 months
Minimum [Member] | TCI Zhenjiang [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period	24 months
Minimum [Member] | CL Suzhou [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period	24
Minimum [Member] | Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period	24 months